IFRS 7 - Disclosure - Credit Risk - Summary of Credit Quality of Retail Portfolios (Detail) - CAD ($) $ in Millions	Oct. 31, 2019	Oct. 31, 2018
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	$ 756,150	$ 715,622
Retail portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	335,048	338,378
Real estate secured personal lending [member] | Retail portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	247,888	247,818
Other retail [member] | Retail portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	17,392	15,978
Advanced Internal Ratings Based [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	691,864	663,639
Advanced Internal Ratings Based [member] | Retail portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	329,576	333,368
Advanced Internal Ratings Based [member] | Exceptionally Low [Member] | Retail portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	239,875	241,305
Advanced Internal Ratings Based [member] | Very Low [Member] | Retail portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	34,018	36,106
Advanced Internal Ratings Based [member] | Low [Member] | Retail portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	39,648	38,687
Advanced Internal Ratings Based [member] | Medium [Member] | Retail portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	13,259	14,363
Advanced Internal Ratings Based [member] | High [Member] | Retail portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	2,271	2,509
Advanced Internal Ratings Based [member] | Default [member] | Retail portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	505	398
Advanced Internal Ratings Based [member] | Real estate secured personal lending [member] | Retail portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	243,710	244,073
Advanced Internal Ratings Based [member] | Real estate secured personal lending [member] | Exceptionally Low [Member] | Retail portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	193,850
Advanced Internal Ratings Based [member] | Real estate secured personal lending [member] | Very Low [Member] | Retail portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	25,020
Advanced Internal Ratings Based [member] | Real estate secured personal lending [member] | Low [Member] | Retail portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	19,870
Advanced Internal Ratings Based [member] | Real estate secured personal lending [member] | Medium [Member] | Retail portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	3,981
Advanced Internal Ratings Based [member] | Real estate secured personal lending [member] | High [Member] | Retail portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	603
Advanced Internal Ratings Based [member] | Real estate secured personal lending [member] | Default [member] | Retail portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	386
Advanced Internal Ratings Based [member] | Qualifying Revolving Retail [member] | Retail portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	69,768
Advanced Internal Ratings Based [member] | Qualifying Revolving Retail [member] | Exceptionally Low [Member] | Retail portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	42,369
Advanced Internal Ratings Based [member] | Qualifying Revolving Retail [member] | Very Low [Member] | Retail portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	6,036
Advanced Internal Ratings Based [member] | Qualifying Revolving Retail [member] | Low [Member] | Retail portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	14,168
Advanced Internal Ratings Based [member] | Qualifying Revolving Retail [member] | Medium [Member] | Retail portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	6,270
Advanced Internal Ratings Based [member] | Qualifying Revolving Retail [member] | High [Member] | Retail portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	877
Advanced Internal Ratings Based [member] | Qualifying Revolving Retail [member] | Default [member] | Retail portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	48
Advanced Internal Ratings Based [member] | Other retail [member] | Retail portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	16,098	$ 14,713
Advanced Internal Ratings Based [member] | Other retail [member] | Exceptionally Low [Member] | Retail portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	3,656
Advanced Internal Ratings Based [member] | Other retail [member] | Very Low [Member] | Retail portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	2,962
Advanced Internal Ratings Based [member] | Other retail [member] | Low [Member] | Retail portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	5,610
Advanced Internal Ratings Based [member] | Other retail [member] | Medium [Member] | Retail portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	3,008
Advanced Internal Ratings Based [member] | Other retail [member] | High [Member] | Retail portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	791
Advanced Internal Ratings Based [member] | Other retail [member] | Default [member] | Retail portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	$ 71